CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
CASH FLOWS – OPERATING ACTIVITIES
Profit from continuing operations	₪ 70,315	$ 19,282		₪ 31,656	₪ 41,564
Adjustments to reconcile net profit to net cash provided (used in) continuing operating activities (Appendix A)	(27,342)	(7,497)	[1]	2,052	(27,495)
Net cash from operating activities	42,973	11,785	[1]	33,708	14,069
Cash flows – investing activities
Acquisition of property plant and equipment	(5,414)	(1,485)	[1]	(4,605)	(6,006)	[2]
Acquisition of property plant and equipment under construction	(43,332)	(11,881)	[1]	(18,941)	(7,344)	[2]
Proceeds from sale of property plant and Equipment	552	151	[1]	208	351
Proceeds from sale (purchase) of marketable securities, net	2,482	680	[1]	18,166	21,285
Net cash used in (from) investing activities	(45,712)	(12,535)	[1]	(5,172)	8,286
Cash flows – financing activities
Lease liability payments	(2,322)	(637)	[1]	(2,408)	(2,180)
Dividend distribution	(9,982)	(2,737)	[1]	(39,945)	(54,906)
Net cash used in financing activities	(12,304)	(3,374)	[1]	(42,353)	(57,086)
Decrease in cash and cash equivalents	(15,043)	(4,124)		(13,817)	(34,731)
Cash and cash equivalents at the beginning of the financial year	137,466	37,693	[1]	150,607	195,718
Exchange losses on cash and cash equivalents	515	140	[1]	676	(10,380)
Cash and cash equivalents of the end of the financial year	122,938	33,709	[1]	137,466	150,607
A. Adjustments to reconcile net profit to net cash from operating activities
Increase in deferred income taxes	5,020	1,376	[1]	670	2,181
Unrealized loss (gain) on marketable securities	(25,207)	(6,912)	[1]	(5,597)	2,985
Gain from financial liabilities at fair value through profit or loss	0	0	[1]	0	(13,960)
Depreciation and amortization	7,302	2,002	[1]	6,950	6,508
Capital gain on disposal of property plant and equipment	(263)	(72)	[1]	(109)	(222)
Exchange losses (gains) on cash and cash equivalents	(515)	(140)	[1]	(676)	10,380
Share based payment	473	130	[1]	1,039	790
Changes in assets and liabilities:
Decrease (increase) in trade receivables and other receivables	18,047	4,949	[1]	7,527	(17,151)
Decrease (Increase) in inventories	(35,759)	(9,805)	[1]	9,454	(12,401)
Increase (decrease) in trade payables, other payables and other current liabilities	21,026	5,765	[1]	(3,547)	5,418
Cash generated from operations	(9,876)	(2,707)	[1]	15,711	(15,472)
Supplemental Cash Flow Information :
Income tax paid	(17,466)	(4,790)	[1]	(13,659)	(12,023)
Net cash provided by (used in) operating activities	₪ (27,342)	$ (7,497)	[1]	₪ 2,052	₪ (27,495)

[1]	Convenience Translation into US Dollars.
[2]	Reclassified